COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	May 07, 2024 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	May 07, 2024 HKD ($)
Short-Term Debt [Abstract]
Bank overdrafts limit		$ 1,540,585	$ 0
Waton Securities International Limited ("WSI") [Member] | HONG CONG Financial Institution [Member]
Short-Term Debt [Abstract]
Bank overdraft utilized		$ 1,500,000	$ 0
Waton Securities International Limited ("WSI") [Member] | HONG CONG Financial Institution [Member] | Maximum [Member]
Short-Term Debt [Abstract]
Bank overdrafts limit	$ 5,100,000			$ 40.0
Lending rate	2.50%